Related Party Balances and Transactions - Schedule of Non-Interest Bearing and Due on Demand (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Joyous Dragon [Member]
Schedule of Non-Interest Bearing and Due on Demand [Line Items]
Other payables Related Party-Joyous JD			¥ 1,086,012	¥ 1,067,903